Related Party Transactions (Details Narrative) - USD ($)			3 Months Ended		4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 11, 2024	Mar. 22, 2024	Jun. 30, 2025	Jun. 30, 2024	May 02, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jan. 01, 2025
Related Party Transaction [Line Items]
Revenue from related parties			$ 2,716,000	$ 2,440,000		$ 4,709,000	$ 4,866,000
Advances to Smcb						1,172,000
Reduction in loan in exchange for services						304,000
Expenses under service perform by SMCB					$ 304,000
Reserve						3,000	14,000
Previously Reported [Member]
Related Party Transaction [Line Items]
Revenue from related parties								$ 29,198,000	$ 23,494,000
Stock issued during period shares issued for services									472
Advances to Smcb									$ 1,777,000
Reduction in loan in exchange for services									637,000
Reserve								8,000	14,000
Semi Cab Holdings [Member]
Related Party Transaction [Line Items]
Stock issued during period shares issued for services	1,605
Semi Cab Holdings [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Stock issued during period shares issued for services	1,605
Semi Cab Inc [Member]
Related Party Transaction [Line Items]
Common stock issued for purchase ownership percentage					99.99%
Loan Agreement [Member]
Related Party Transaction [Line Items]
Loan outstanding					$ 2,008,000				1,140,000
Loan receivable					$ 2,008,000
Loan Agreement [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Loan outstanding									1,140,000
Stingray Group [Member] | Subscription Sharing Agreement [Member]
Related Party Transaction [Line Items]
Revenue from related parties			187,000	$ 109,000		451,000	$ 349,000
Due from related parties			124,000			124,000			212,000
Stingray Group [Member] | Subscription Sharing Agreement [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Revenue from related parties								612,000	780,000
Due from related parties								$ 269,000	212,000
SMCB [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from loan		$ 2,500,000
Loan remaining			$ 492,000			492,000
SMCB [Member] | Loan Agreement [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Proceeds from loan		$ 2,500,000
Loan remaining									1,360,000
Reserve									439,000
SMCB [Member] | Loan Agreement [Member] | Previously Reported [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Advance payable										$ 500,000
SMBC [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Advances to Smcb						1,172,000
software and infrastructure development and maintenance services						$ 304,000
SMBC [Member] | Loan Agreement [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
software and infrastructure development and maintenance services									$ 637,000